Related Party Transactions - Private placement warrants (Details) - USD ($)			6 Months Ended
	Mar. 05, 2020	Jan. 24, 2020	Jun. 30, 2020	Mar. 10, 2020
Related Party Transactions
Exercise price of warrants		$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 15,050,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year	1 year
Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50	$ 11.50
Public Offering | Class A common stock
Related Party Transactions
Number of shares called by each warrant.				1
Proposed Offering | Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50
Number of shares called by each warrant.		1
Private Placement
Related Party Transactions
Exercise price of warrants			$ 1.50
Amount of expenses for Proposed Offering considered for determination of aggregate purchase price of warrants		$ 1,250,000
Number of shares called by each warrant.			15,050,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days